UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2008
                                               ----------------------

Check here if Amendment [ ];  Amendment Number: _________
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Nikos Hecht
            --------------------------------------------------
Address:    314 South Galena Street, Suite 300
            --------------------------------------------------
            Aspen, CO 81611
            --------------------------------------------------

Form 13F File Number:  28-12258

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nikos Hecht
            --------------------------------------------------
Title:      N/A
            --------------------------------------------------
Phone:      212-698-8006
            --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Nikos Hecht                New York, New York           November 14, 2008
-------------------------   ------------------------     -----------------------
    [Signature]                  [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              0
                                         ---------------

Form 13F Information Table Entry Total:        31
                                         ---------------

Form 13F Information Table Value Total:      $76,388
                                         ---------------
                                           (thousands)

List of Other Included Managers:
None.



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

                                                     FORM 13F INFORMATION TABLE

   COLUMN 1           COLUMN 2    COLUMN 3   COLUMN 4          COLUMN 5          COLUMN 6    COLUMN 7             COLUMN 8
------------------   ---------   ---------   --------  ----------------------  -----------  ---------  -----------------------------
                                                                                                             VOTING AUTHORITY
                      TITLE                    VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
NAME OF ISSUER        OF CLASS     CUSIP     (x$1000)    PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE     SHARED     NONE
------------------   ---------   ---------   --------  ----------  ---  -----  -----------  ---------  ---------  --------  --------
AMBAC FINANCIAL       COMMON
GROUP INC.            STOCK      023139108     7,212    3,095,205  SH             SOLE                 3,095,205

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AMKOR                 COMMON
TECHNOLOGY INC.       STOCK      031652100       250       39,200  SH             SOLE                    39,200

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                      COMMON
ARVINMERITOR INC.     STOCK       43353101       326       25,000  SH             SOLE                    25,000

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BANK OF AMERICA       COMMON
CORPORATION           STOCK       60505104       478       13,663  SH             SOLE                    13,663

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BLACKROCK
CORPORATE HIGH        COMMON
YIELD FUND, INC.      STOCK      09255L106     1,106      222,100  SH             SOLE                   222,100

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BLACKROCK
CORPORATE HIGH        COMMON
YIELD FUND III, INC.  STOCK      09255M104     1,096      225,600  SH             SOLE                   225,600

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BLACKROCK
CORPORATE HIGH        COMMON
YIELD FUND V, INC.    STOCK      09255N102     2,130      266,200  SH             SOLE                   266,200

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

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

                                                     FORM 13F INFORMATION TABLE

   COLUMN 1           COLUMN 2    COLUMN 3   COLUMN 4          COLUMN 5          COLUMN 6    COLUMN 7             COLUMN 8
------------------   ---------   ---------   --------  ----------------------  -----------  ---------  -----------------------------
                                                                                                             VOTING AUTHORITY
                      TITLE                    VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
NAME OF ISSUER        OF CLASS     CUSIP     (x$1000)    PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE     SHARED     NONE
------------------   ---------   ---------   --------  ----------  ---  -----  -----------  ---------  ---------  --------  --------
BLACKROCK
DIVERSIFIED
INCOME STRATEGIES     COMMON
FUND INC              STOCK      09255W102     3,655      370,300  SH             SOLE                   370,300

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BLACKROCK
FLOATING RATE
INCOME STRATEGIES     COMMON
FUND, INC.            STOCK      09255X100     5,558      505,300  SH             SOLE                   505,300

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BLACKROCK
FLOATING RATE
INCOME STRATEGIES     COMMON
FUND II, INC.         STOCK      09255Y108     5,534      493,700  SH             SOLE                   493,700

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CARAUSTAR             COMMON
INDUSTRIES, INC.      STOCK      140909102       304      202,700  SH             SOLE                   202,700

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CINCINNATI BELL       COMMON
INC. NEW              STOCK      171871106       291       94,100  SH             SOLE                    94,100

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                      COMMON
D R HORTON INC.       STOCK      23331A109       321       24,650  SH             SOLE                    24,650

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DEL MONTE FOODS       COMMON
COMPANY               STOCK      24522P103       230       29,550  SH             SOLE                    29,550

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E*TRADE FINANCIAL     COMMON
CORPORATION           STOCK      269246104       232       82,850  SH             SOLE                    82,850

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


                                                     FORM 13F INFORMATION TABLE

   COLUMN 1           COLUMN 2    COLUMN 3   COLUMN 4          COLUMN 5          COLUMN 6    COLUMN 7             COLUMN 8
------------------   ---------   ---------   --------  ----------------------  -----------  ---------  -----------------------------
                                                                                                             VOTING AUTHORITY
                      TITLE                    VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
NAME OF ISSUER        OF CLASS     CUSIP     (x$1000)    PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE     SHARED     NONE
------------------   ---------   ---------   --------  ----------  ---  -----  -----------  ---------  ---------  --------  --------
FIBERTOWER            COMMON
CORPORATION           STOCK      31567R100    19,321   14,001,154  SH             SOLE                14,001,154

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GRAPHIC PACKAGING     COMMON
HOLDING COMPANY       STOCK      388689101       389      155,500  SH             SOLE                   155,500

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HAYES LEMMERZ         COMMON
INTERNATIONAL         STOCK
INC.                   NEW       420781304    23,310    8,538,318  SH             SOLE                 8,538,318

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                      COMMON
HEALTHSOUTH           STOCK
CORPORATION            NEW       421924309       418       22,700  SH             SOLE                    22,700

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                      COMMON
KB HOME               STOCK      48666K109       301       15,300  SH             SOLE                    15,300


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NABI                  COMMON
BIOPHARMACEUTICALS    STOCK      629519109       489      105,000  SH             SOLE                   105,000

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                      COMMON
NEOPHARM INC.         STOCK      640919106       351    1,592,815  SH             SOLE                 1,592,815

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


                                                     FORM 13F INFORMATION TABLE

   COLUMN 1           COLUMN 2    COLUMN 3   COLUMN 4          COLUMN 5          COLUMN 6    COLUMN 7             COLUMN 8
------------------   ---------   ---------   --------  ----------------------  -----------  ---------  -----------------------------
                                                                                                             VOTING AUTHORITY
                      TITLE                    VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
NAME OF ISSUER        OF CLASS     CUSIP     (x$1000)    PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE     SHARED     NONE
------------------   ---------   ---------   --------  ----------  ---  -----  -----------  ---------  ---------  --------  --------
                      COMMON
                      STOCK
NUVELO INC.            NEW       67072M301       464    1,053,699  SH             SOLE                 1,053,699

------------------------------------------------------------------------------------------------------------------------------------

                      COMMON
PULTE HOMES INC.      STOCK      745867101       349       25,000  SH             SOLE                    25,000


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                      COMMON
R.H. DONNELLEY        STOCK
CORP                   NEW       74955W307       488      245,000  SH             SOLE                   245,000

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SALLY BEAUTY          COMMON
HOLDINGS, INC.        STOCK      79546E104       165       19,200  SH             SOLE                    19,200

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                      COMMON
SIX FLAGS INC.        STOCK      83001P109       149      216,025  SH             SOLE                   216,025

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SPECTRUM BRANDS       COMMON
INC.                  STOCK      84762L105       233      167,350  SH             SOLE                   167,350

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                      COMMON
TELIK INC.            STOCK      87959M109       468      709,169  SH             SOLE                   709,169

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                      COMMON
TENNECO INC.          STOCK      880349105       744       70,000  SH             SOLE                    70,000

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                      COMMON
YOUNG                 STOCK
BROADCASTING INC.    (Class A)  987434107         26      494,400  SH             SOLE                   494,400

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

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